INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS
Schedule of Amortizing intangible assets

	December 31, 2017
	Weighted
	average
	amortization	Gross carrying	Accumulated	Net carrying
	period	amount	amortization	amount
Amortizing intangible assets:
Customer list	6 years	239,309	(53,180)	186,129
Trademark	10 years	150,637	(20,085)	130,552
Acquired software	10 years	14,432	(3,290)	11,558

Subtotal		404,378	(76,555)	328,239

Indefinite-lived intangible assets
Operating Licenses and Trading Rights		106,160	—	105,744

Subtotal		106,160	—	105,744

Total intangible assets (RMB)		510,538	(76,555)	433,983

Total intangible assets (USD) unaudited		78,468	(11,766)	66,702

	December 31, 2016
	Weighted
	average
	amortization	Gross carrying	Accumulated	Net carrying
	period	amount	amortization	amount
Amortizing intangible assets:
Customer list	6 years	239,309	(13,295)	226,014
Trademark	10 years	150,637	(5,021)	145,616
Acquired software	10 years	10,498	(1,871)	8,627

Subtotal		400,444	(20,187)	380,257

Indefinite-lived intangible assets
License of Shanghai Exchange		37,000	—	37,000

Subtotal		37,000	—	37,000

Total intangible assets (RMB)		437,444	(20,187)	417,257

Total intangible assets (USD) unaudited		63,005	(2,907)	60,098

Schedule of Indefinite-lived intangible assets

	December 31, 2017
	Weighted
	average
	amortization	Gross carrying	Accumulated	Net carrying
	period	amount	amortization	amount
Amortizing intangible assets:
Customer list	6 years	239,309	(53,180)	186,129
Trademark	10 years	150,637	(20,085)	130,552
Acquired software	10 years	14,432	(3,290)	11,558

Subtotal		404,378	(76,555)	328,239

Indefinite-lived intangible assets
Operating Licenses and Trading Rights		106,160	—	106,160

Subtotal		106,160	—	106,160

Total intangible assets (RMB)		510,538	(76,555)	433,983

Total intangible assets (USD) unaudited		78,468	(11,766)	66,702

	December 31, 2016
	Weighted
	average
	amortization	Gross carrying	Accumulated	Net carrying
	period	amount	amortization	amount
Amortizing intangible assets:
Customer list	6 years	239,309	(13,295)	226,014
Trademark	10 years	150,637	(5,021)	145,616
Acquired software	10 years	10,498	(1,871)	8,627

Subtotal		400,444	(20,187)	380,257

Indefinite-lived intangible assets
License of Shanghai Exchange		37,000	—	37,000

Subtotal		37,000	—	37,000

Total intangible assets (RMB)		437,444	(20,187)	417,257

Total intangible assets (USD) unaudited		63,005	(2,907)	60,098